UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22792

Blackstone Alternative Alpha Fund II

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: 3/31

Date of reporting period: 7/1/15 - 6/30/16

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 to JUNE 30, 2016

Item 1. Proxy Voting Record

For information on portfolio security voting, please refer to the Form N-PX of Blackstone Alternative Alpha Master Fund, CIK No. 0001535092, File No. 811-22635, as filed with the Securities and Exchange Commission on August 24, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Blackstone Alternative Alpha Fund II

By (Signature and Title)	/s/ James Hannigan
James Hannigan Chief Legal Officer

Date	August 24, 2016